Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Income Taxes	INCOME TAXES

INCOME TAXES

Income taxes

The provision for income taxes differs from that computed at Canadian corporate tax rate of approximately 15.50% (2014 - 15.50%) as follows:

	Year ended December 31, 2015	Year ended December 31, 2014
	$	$
Net loss for the year before income taxes	(5,185,852)	(1,706,202)

Expected income tax recovery from net loss	(803,807)	(264,461)
Non-deductible expenses	462,915	72,310
Other temporary differences	(2,859)	(116)
Change in valuation allowance	343,751	192,267
	-	-

Deferred tax assets

	As at December 31, 2015	As at December 31, 2014
	$	$

Non-capital loss carry forwards	756,534	404,127
Other temporary differences	23,565	5,870
Change in valuation allowance	(780,099)	(409,997)
	-	-

As of December 31, 2015 and 2014, the Company determined that a valuation allowance relating to above deferred tax asset of the Company was necessary. This determination was based largely on the negative evidence represented by the losses incurred.  The Company decided not to recognize any deferred tax asset, as it is not more likely than not to be realized.  Therefore, a valuation allowance of $780,099 and $409,997, for the years ended December 31, 2015 and 2014, respectively, was recorded to offset deferred tax assets.

As of December 31, 2015 and 2014, the Company has approximately $4,880,865 and $2,607,270, respectively, of non-capital losses available to offset future taxable income. These losses will expire between 2032 to 2034.

As of December 31, 2015 and 2014, the Company is not subject to any uncertain tax positions.